INVENTORIES, NET (Tables)	6 Months Ended
Mar. 31, 2025
INVENTORIES, NET
Schedule of inventories

	As of	As of
	March 31, 2025	September 30, 2024
Raw materials	$1,952,331	$2,327,285
Work-in-progress	289,148	400,253
Finished goods	6,647,629	2,417,906
Inventory provision	(40,360)	(95,756)
Total inventory	$8,848,748	$5,049,688

Schedule of change of inventories provision

	As of	As of
	March 31, 2025	September 30, 2024
Beginning balance	$95,756	$885,709
Addition	(53,200)	(813,619)
Exchange rate difference	(2,196)	23,666
Ending balance	$40,360	$95,756